Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 5,200,138	$ 4,466,775
Cost of goods sold	(3,157,996)	(2,881,060)
Gross profit	2,042,142	1,585,715
Operating expenses:
Consulting fees	619,108	5,468,126
General and administrative expenses	1,138,266	2,452,954
Personnel expenses	1,195,958	951,451
Sales and marketing expenses	416,596	351,298
Operating lease expense	303,869	284,169
Licensing fees		65,839
Depreciation expense	9,467	10,385
Total operating expenses	3,683,264	9,584,222
Loss from operations	(1,641,122)	(7,998,507)
Other income (expenses):
Change in fair value of warrants	2,024,942
Loss on extinguishment of warrants	(285,346)
IPO related expenses	(600,000)	(50,523)
Unrealized loss on investments		(354,781)
Realized gain on investments	50,675
Other income	44	121,889
Interest income	215,586	2,574
Interest expense	(114,006)	(1,242,140)
Total other incomes (expenses)	1,291,895	(1,522,981)
Loss before taxes	(349,227)	(9,521,488)
Income tax expense (benefit)	333,497	(209,343)
Net loss	(682,724)	(9,312,145)
Foreign currency translation adjustment	3,518	(13,673)
Comprehensive loss	$ (679,206)	$ (9,325,818)
Basic loss per share on net loss	$ (0.53)	$ (10.63)
Diluted loss per share on net loss	$ (0.53)	$ (10.63)
Weighted average shares outstanding - basic	1,277,346	876,266
Weighted average shares outstanding - diluted	1,277,346	876,266
Merchandise Revenue [Member]
Revenues:
Total revenues	$ 5,200,138	$ 3,956,962
Sales of Consumable Products [Member]
Revenues:
Total revenues		358,536
Revenue From Licensing Customers [Member]
Revenues:
Total revenues		$ 151,277